UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21447

                             SIT MUTUAL FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223


                    Date of fiscal year end:   March 31, 2007

                    Date of reporting period:  June 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS
         -----------------------

The Registrant, Sit Mutual Funds Trust, is comprised of:
         Sit Florida Tax-Free Income Fund (Series A)

THE SCHEDULE OF INVESTMENTS FOR THE ONE SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.


========================================================================================================================
FLORIDA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
========================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
 QUANTITY/PAR ($)  NAME OF ISSUER                                                                      MARKET VALUE (1)
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (85.5%) (2)

   ESCROWED TO MATURITY / PREREFUNDED (2.6%)
           45,000  First FL Govt. Financing Comm.  Rev. Series 1997 (MBIA insured), 5.70%, 7/1/17                45,454
           20,000  Tampa - Hillsborough Expressway Auth. Rev. Series 1997, 5.00%, 7/1/27                         20,201
                                                                                                       ----------------
                                                                                                                 65,655
                                                                                                       ----------------
   GENERAL OBLIGATION (1.0%)
           25,000  State Board of Educ. Cap. Outlay G.O. Ref. Series 1989, 5.00%, 6/1/24                         25,018
                                                                                                       ----------------

   HOSPITAL / HEALTH CARE (6.0%)
           50,000  Collier Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. Series 2004
                     (Naples Cmnty. Hosp. Inc. Proj.), 4.65%, 10/1/34                                            50,154
           15,000  Marion Co. Hosp. Dist. Unrefunded Rev. Series 1999 (Hlth. Sys. Munroe Proj.),
                     5.25%, 10/1/10                                                                              15,521
           80,000  South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp., Inc. Proj.),
                     5.50%, 10/1/13                                                                              83,648
                                                                                                       ----------------
                                                                                                                149,323
                                                                                                       ----------------
   INSURED (35.6%)
           50,000  Bay Med. Ctr. Hosp. Rev. Ref. Series 1996 (Bay Med. Ctr. Proj.) (Ambac insured),
                     5.55%, 10/1/15                                                                              50,761
           50,000  Clearwater Hsg. Auth. Rev. Refunding Series 1997 (Hamptons at Clearwater Proj.)
                     (ACA insured), 5.40%, 5/1/13                                                                50,938
           45,000  Cocoa Cap. Impt. Rev. Series 1998 (MBIA Insured), 5.00%, 10/1/22                              45,793
           45,000  FL Correctional Privatization C.O.P. Series 1995-B (Ambac insured), 5.00%, 8/1/17             45,043
           85,000  Hillsborough Co. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. of Tampa Proj.)
                     (Radian insured), 5.75%, 4/1/18                                                             87,681
                   Lakeland Hosp. Sys. Rev. Refunding (Lakeland Regl. Med. Ctr. Proj.) (MBIA insured):
           80,000    Series 1996, 5.25%, 11/15/25                                                                81,135
           50,000    Series 1997, 5.00%, 11/15/22                                                                50,488
           40,000  Miami - Dade Co. Impts. Public Svc. Tax Rev. Series 1999, 5.00%, 10/1/23                      41,070
                   Miami - Dade Co. Special Oblig. Rev. Series 1997-B (MBIA insured), zero coupon:
          265,000    5.44% effective yield, 10/1/33                                                              63,984
          100,000    4.79% effective yield, 10/1/35                                                              93,499
           20,000  Ocala Cap. Impts. Rev. Series 1995 (Ambac insured), 5.375%, 10/1/22                           20,067
           25,000  Orange Co.  School Board C.O.P. Series 1997-A, 5.375%, 8/1/22                                 25,278
           60,000  Orlando & Orange Co. Expwy. Auth. Rev. Junior Lien Series 1998 (FGIC insured),
                     5.00%, 7/1/28                                                                               60,650
           90,000  Palm Beach Co. Hlth. Facs. Auth. Rev. Series 1993 (Jupiter Med. Ctr. Proj.)
                     (FSA insured), 5.25%, 8/1/18                                                                90,085
           55,000  Pinellas Co. Swr. Rev. Ref. Series 1998 (FGIC Insured), 5.00%, 10/1/24                        55,970
           25,000  South Fork Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Memorial Hosp. Proj.),
                     5.375%, 7/1/22                                                                              25,508
                                                                                                       ----------------
                                                                                                                887,950
                                                                                                       ----------------
   MULTIFAMILY MORTGAGE (18.8%)
          100,000  Broward Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996 (Tamarac Pointe
                     Apts. Proj.)(GNMA collateralized), 6.15%, 7/1/16                                           101,118
           10,000  Capital Trust Agy. Hsg. Rev. Series 2005-B (Atlantic Hsg. Foundation Proj.),
                     4.50%, 7/1/15                                                                               10,023
           45,000  Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill, and
                     Village Square Apts. Proj.), 4.75%, 6/1/13                                                  43,543
           45,000  Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%,
                     8/15/15                                                                                     45,994
          120,000  Orange Co. Hlth. Facs. Auth. Rev. Refunding Series 2005 (Orlando Lutheran Proj.),
                     4.625%, 7/1/09                                                                             119,534
          150,000  Plantation Hlth. Facs. Auth. Rev. Refunding Series 1998 (Covenant Village Proj.),
                     5.125%, 12/1/22                                                                            150,281
                                                                                                       ----------------
                                                                                                                470,493
                                                                                                       ----------------

========================================================================================================================
FLORIDA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
========================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
 QUANTITY/PAR ($)  NAME OF ISSUER                                                                      MARKET VALUE (1)
-----------------------------------------------------------------------------------------------------------------------
   OTHER REVENUE BONDS (21.5%)
           90,000  Arbor Greene Cmnty. Dev. Dist. Special Assessment Rev. Ref. Series 2006, 5.00%,
                     5/1/19                                                                                      92,672
           80,000  Belmont Cmnty. Dev. Dist. Impt. Rev. Series 2006-B, 5.125%, 11/1/14                           79,123
            5,000  Double Branch Cmnty. Dev. Dist. Rev. Series 2003-C, 5.125%, 5/1/08                             4,997
          100,000  Fiddlers Creek Cmnty. Dev. Dist. No. 2 Rev. Series 2003-B, 5.75%, 5/1/13                     102,327
          100,000  Forest Creek Cmnty. Dev. Dist. Impt. Rev. Series 2005-B, 4.85%, 5/1/11                        98,687
           10,000  Parklands Lee Cmnty. Dev. Dist. Rev. Series 2004-B, 5.125%, 5/1/11                             9,998
          100,000  Sterling Hill Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.10%, 5/1/11                  99,546
           50,000  West Villages Impt. Dist. Rev. Special Assessment Series 2006, 5.50%, 5/1/37                  48,773
                                                                                                       ----------------
                                                                                                                536,123
                                                                                                       ----------------

Total municipal bonds (cost: $2,142,674)                                                                      2,134,562
                                                                                                       ----------------


Total investments in securities (cost: $2,142,674)                                                     $      2,134,562
                                                                                                       ----------------


Other Assets and Liabilities, Net (+14.5%)                                                                      361,078
                                                                                                       ----------------
Total Net Assets                                                                                       $      2,495,640
                                                                                                       ================


                                                                                                       ----------------
Aggregate Cost                                                                                                2,142,674
                                                                                                       ----------------

Gross Unrealized Appreciation                                                                                     4,850
Gross Unrealized Depreciation                                                                                   (12,962)
                                                                                                       ----------------
Net Unrealized Appreciation(Depreciation)                                                                        (8,112)
                                                                                                       ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.

ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds Trust (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS
         --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds Trust

By:      /s/ Paul E. Rasmussen
         -----------------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         -----------------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 23, 2007

By:      /s/ Eugene C. Sit
         -----------------------------------------
         Eugene C. Sit
         Chairman

Date:    August 23, 2007